Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Earnings per share
Net profit attributable to shareholders	$ 3,173	$ 3,897	$ 4,198
Adjustment for Restricted Share Plan (RSP) dividends	(2)	(3)	(2)
Adjustment for potential dilution: Distributions to convertible loan capital holders	154	148	135
Adjusted net profit attributable to shareholders - Basic	3,171	3,894	4,196
Adjusted net profit attributable to shareholders - Diluted	$ 3,325	$ 4,042	$ 4,333
Weighted average number of ordinary shares on issue	3,442	3,429	3,400
Treasury shares (including RSP share rights)	(6)	(8)	(8)
Adjustment for potential dilution: Share-based payments	1	1	3
Adjustment for potential dilution: Convertible loan capital	278	253	225
Adjusted weighted average number of ordinary shares - Basic	3,436	3,421	3,392
Adjusted weighted average number of ordinary shares - Diluted	3,715	3,675	3,620
Earnings per ordinary share - Basic (in dollars per share)	$ 0.923	$ 1.138	$ 1.237
Earnings per ordinary share - Diluted (in dollars per share)	$ 0.895	$ 1.100	$ 1.197
Preceding days for weighted average price of convertible loan capital instruments used to calculate diluted EPS	20 days	20 days	20 days